Effects of Tax Holidays Granted to Entities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Holiday [Line Items]
Tax holiday effect	$ 30,742,016	$ 16,593,568	$ 3,142,974
Net income from continuing operations per share effect - basic	$ 0.05	$ 0.02	$ 0.01
Net income from continuing operations per share effect - diluted	$ 0.04	$ 0.02	$ 0.01